FAIR VALUE MEASUREMENTS - Additional Information (Detail) (Aggregate Long Term Debt [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate Long Term Debt [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
The aggregated estimated fair value of Long Term Debt	$ 3,330,599	$ 2,371,716